Equity-Based Compensation (Details) - Schedule of allocation share based compensation periods - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022
Schedule of Allocation Share Based Compensation Periods [Abstract]
General and administrative		$ 194,140	$ 791,247
Research and development		92,256	136,802
Total stock-based compensation		$ 286,396	$ 928,049